Property and equipment - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	€ 35
Property in own use [member]
Disclosure of detailed information about property, plant and equipment [line items]
Purchase price	948	€ 940
Property plant equipment, revalued	€ 435	€ 417